Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	36 Months Ended	48 Months Ended	96 Months Ended	108 Months Ended	132 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000235234_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Low Duration Bond Fund
C000235234_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000235234_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,001
C000235234_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,404
C000235234_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,006
C000235234_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235234_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235234_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235234_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235234_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235234_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235234_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235234_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235234_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235234_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235233_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000235233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,003
C000235233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,411
C000235233_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,019
C000235233_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235233_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235233_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235233_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235233_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235233_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235233_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235230_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000235230_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,850
C000235230_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,845
C000235230_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,224
C000235230_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,796
C000235230_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235230_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235230_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235230_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235230_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235230_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235230_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235230_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235230_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235230_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235232_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000235232_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235232_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,001
C000235232_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,404
C000235232_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,006
C000235232_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235232_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235232_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235232_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235232_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235232_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235232_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235232_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235232_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235232_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235231_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000235231_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235231_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,957
C000235231_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,253
C000235231_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,735
C000235231_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235231_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235231_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235231_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235231_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235231_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235231_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235231_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235231_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235231_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235229_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000235229_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,850
C000235229_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,845
C000235229_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,221
C000235229_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,791
C000235229_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235229_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235229_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235229_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235229_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235229_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235229_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235229_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235229_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235229_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235217_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Sustainable Core Plus Bond Fund
C000235217_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235217_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,592
C000235217_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,547
C000235217_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,275
C000235217_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235217_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235217_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235217_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235217_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235217_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235217_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235217_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235217_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235217_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235220_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000235220_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235220_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,595
C000235220_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,559
C000235220_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,308
C000235220_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235220_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235220_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235220_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235220_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235220_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235220_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235220_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235220_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235220_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235222_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000235222_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000235222_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,202
C000235222_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,139
C000235222_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,814
C000235222_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235222_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235222_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235222_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235222_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235222_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235222_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235222_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235222_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235222_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235221_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000235221_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235221_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,594
C000235221_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,553
C000235221_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,284
C000235221_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235221_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235221_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235221_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235221_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235221_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235221_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235221_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235221_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235221_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235218_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000235218_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235218_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,559
C000235218_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,423
C000235218_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,046
C000235218_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235218_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235218_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235218_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235218_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235218_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235218_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235218_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235218_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235218_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000235219_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000235219_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	9,600
C000235219_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,202
C000235219_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,137
C000235219_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	9,812
C000235219_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000235219_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235219_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,702
C000235219_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,590
C000235219_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,286
C000235219_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235219_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235219_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235219_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235219_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000199795_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Sustainability Bond Index Fund
C000199795_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199795_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,076
C000199795_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,088
C000199795_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,813
C000199795_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,746
C000199795_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,407
C000199795_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,280
C000199795_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,006
C000199795_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000199795_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199795_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,090
C000199795_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,103
C000199795_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,834
C000199795_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,805
C000199795_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,466
C000199795_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,344
C000199795_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,096
C000199795_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000199795_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000199795_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,091
C000199795_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,117
C000199795_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,837
C000199795_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,827
C000199795_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,465
C000199795_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,340
C000199795_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,094
C000194645_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Short-Term Bond Index Fund
C000194645_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194645_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,969
C000194645_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,565
C000194645_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,052
C000194645_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,073
C000194645_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,427
C000194645_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,551
C000194645_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,255
C000194645_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,789
C000194645_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Government/Credit Bond Index
C000194645_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194645_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,990
C000194645_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,586
C000194645_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,086
C000194645_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,122
C000194645_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,472
C000194645_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,596
C000194645_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,303
C000194645_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,844
C000194645_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
C000194645_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000194645_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	9,938
C000194645_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,949
C000194645_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,658
C000194645_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,648
C000194645_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,307
C000194645_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,184
C000194645_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,927
C000194645_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,269
C000242612_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Sustainable Investment Grade Bond Fund
C000242612_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242612_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,778
C000242612_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,503
C000242612_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg MSCI U.S. Aggregate ESG Choice Bond Index
C000242612_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242612_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,772
C000242612_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,481
C000242612_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000242612_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242612_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,768
C000242612_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,480
C000203456_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Series Corporate Bond Fund
C000203456_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203456_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	9,963
C000203456_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,296
C000203456_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,221
C000203456_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,610
C000203456_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,698
C000203456_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,807
C000203456_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,903
C000203456_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Credit Bond Index
C000203456_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203456_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,005
C000203456_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,305
C000203456_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,107
C000203456_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	12,381
C000203456_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,594
C000203456_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,684
C000203456_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,644
C000203456_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
C000203456_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203456_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,014
C000203456_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,033
C000203456_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,747
C000203456_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	11,737
C000203456_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,386
C000203456_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,262
C000203456_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,010
C000235215_LG_ClassMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Sustainable Low Duration Bond Fund
C000235215_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235215_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,009
C000235215_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,431
C000235215_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,045
C000235215_LG_1_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Treasury Bill: 6-9 Months Index
C000235215_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235215_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,990
C000235215_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,301
C000235215_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,854
C000235215_LG_2_AdditionalIndexMember_4YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
C000235215_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,000
C000235215_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,696
C000235215_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,581
C000235215_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,280
C000242809_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® SAI Investment Grade Securitized Fund
C000242809_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242809_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,858
C000242809_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,632
C000242809_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Index
C000242809_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242809_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,861
C000242809_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,606
C000242809_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000242809_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000242809_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,877
C000242809_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,598
C000098000_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Fidelity® Conservative Income Bond Fund
C000098000_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098000_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,093
C000098000_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,222
C000098000_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,413
C000098000_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,683
C000098000_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,883
C000098000_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,905
C000098000_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,908
C000098000_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,437
C000098000_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	12,101
C000098000_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,685
C000098000_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. 3-6 Month Treasury Bill Index
C000098000_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098000_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,038
C000098000_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,105
C000098000_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,256
C000098000_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,513
C000098000_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,671
C000098000_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,680
C000098000_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,710
C000098000_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	11,169
C000098000_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,789
C000098000_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	12,331
C000098000_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
C000098000_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000098000_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,597
C000098000_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,649
C000098000_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,537
C000098000_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,609
C000098000_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	12,360
C000098000_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	12,350
C000098000_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,928
C000098000_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,797
C000098000_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,585
C000098000_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,949
C000243069_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000243069_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243069_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,156
C000243069_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,762
C000243069_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000243069_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243069_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,143
C000243069_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,706
C000243069_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000243069_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243069_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,014
C000243069_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,744
C000243071_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000243071_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243071_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,155
C000243071_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,756
C000243071_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000243071_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243071_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,143
C000243071_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,706
C000243071_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000243071_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243071_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,014
C000243071_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,744
C000243070_LG_ClassMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000243070_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	9,850
C000243070_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	9,998
C000243070_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,569
C000243070_LG_1_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000243070_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243070_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,143
C000243070_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	10,706
C000243070_LG_2_AdditionalIndexMember_3YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000243070_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,000
C000243070_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,014
C000243070_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 10,744